Statement of Balance Sheet (Parenthetical) - Greenland Exploration Limited	Dec. 31, 2025 $ / shares shares
Common stock, par value | $ / shares	$ 0
Common stock, shares authorized	10,000,000
Common stock, shares issued	1,500,000
Common stock, shares outstanding	1,500,000